BALANCE SHEET COMPONENTS - Other current assets consist (Details) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Other Current Assets
Deferred costs with suppliers		$ 6,204	$ 3,589
Prepaid expenses		698	868
Utility program deposits		891	770
Due from related parties	$ 1,485	123	483
Other		4
Total other current assets	$ 6,587	$ 7,920	$ 5,710